Derivative financial instruments and hedge accounting - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivative financial instruments and hedge accounting
Derivative financial assets	€ 19,670	€ 2,733
Sustainability
Derivative financial instruments and hedge accounting
Derivative financial assets	1
Fair value hedges | US Dollars
Derivative financial instruments and hedge accounting
Exchange rate risk deriving from securities	€ 2,109
Hedging instrument	153
Bonds issued	€ 2,083